Guarantee Of Registered Securities (Condensed Consolidating Statements Of Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Guarantor Obligations [Line Items]
OPERATING REVENUES	$ 1,187.1	$ 1,162.2	$ 1,130.3	$ 1,040.3	$ 973.1	$ 1,013.9	$ 965.7	$ 916.5	$ 4,519.9	$ 3,869.2	$ 2,599.2
Contract drilling (exclusive of depreciation)	538.8	534.3	527.2	479.8	450.5	434.1	423.4	439.9	2,080.1	1,747.9	1,286.1
Depreciation	135.7	132.6	132.0	127.9	123.0	121.2	115.5	116.4	528.2	476.1	357.6
General and administrative	35.2	37.4	36.4	37.8	35.0	40.2	35.5	38.2	146.8	148.9	158.6
OPERATING INCOME	477.4	457.9	434.7	394.8	364.6	418.4	391.3	322.0	1,764.8	1,496.3	796.9
OTHER (EXPENSE) INCOME, NET	(28.9)	(1.6)	(39.8)	(29.8)	(21.7)	(25.5)	(24.7)	(26.7)	(100.1)	(98.6)	(57.9)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	448.5	456.3	394.9	365.0	342.9	392.9	366.6	295.3	1,664.7	1,397.7	739.0
INCOME TAX PROVISION	48.0	65.4	48.5	50.8	120.6	44.3	40.4	32.8	212.7	238.1	111.6
DISCONTINUED OPERATIONS, NET	(36.5)	(9.5)	16.2	5.7	(1.1)	(3.2)	16.5	4.9	(24.1)	17.1	(21.8)
EQUITY EARNINGS IN AFFILIATES, NET OF TAX									0	0	0
NET INCOME	364.0	381.4	362.6	319.9	221.2	345.4	342.7	267.4	1,427.9	1,176.7	605.6
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(2.6)	(2.6)	(1.7)	(2.8)	(1.7)	(1.9)	(1.4)	(2.0)	(9.7)	(7.0)	(5.2)
NET INCOME ATTRIBUTABLE TO ENSCO	361.4	378.8	360.9	317.1	219.5	343.5	341.3	265.4	1,418.2	1,169.7	600.4
Ensco Plc [Member]
Guarantor Obligations [Line Items]
OPERATING REVENUES									35.0	44.0	0
Contract drilling (exclusive of depreciation)									27.5	51.2	46.9
Depreciation									0.3	0.4	0.4
General and administrative									63.5	63.8	52.2
OPERATING INCOME									(56.3)	(71.4)	(99.5)
OTHER (EXPENSE) INCOME, NET									(65.6)	(41.8)	32.1
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									(121.9)	(113.2)	(67.4)
INCOME TAX PROVISION									0	0	0
DISCONTINUED OPERATIONS, NET									0	0	0
EQUITY EARNINGS IN AFFILIATES, NET OF TAX									1,540.1	1,282.9	667.8
NET INCOME									1,418.2	1,169.7	600.4
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS									0	0	0
NET INCOME ATTRIBUTABLE TO ENSCO									1,418.2	1,169.7	600.4
ENSCO International Inc. [Member]
Guarantor Obligations [Line Items]
OPERATING REVENUES									149.4	147.6	70.0
Contract drilling (exclusive of depreciation)									149.4	147.6	70.0
Depreciation									4.0	3.5	1.8
General and administrative									0.5	0.4	0
OPERATING INCOME									(4.5)	(3.9)	(1.8)
OTHER (EXPENSE) INCOME, NET									(9.4)	(7.0)	0.4
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									(13.9)	(10.9)	(1.4)
INCOME TAX PROVISION									92.5	68.8	38.5
DISCONTINUED OPERATIONS, NET									0	0	(11.1)
EQUITY EARNINGS IN AFFILIATES, NET OF TAX									366.2	335.9	271.5
NET INCOME									259.8	256.2	220.5
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS									0	0	0
NET INCOME ATTRIBUTABLE TO ENSCO									259.8	256.2	220.5
Pride International Inc. [Member]
Guarantor Obligations [Line Items]
OPERATING REVENUES									0	0	0
Contract drilling (exclusive of depreciation)									0	0	0
Depreciation									0	0	0
General and administrative									0	0	0
OPERATING INCOME									0	0	0
OTHER (EXPENSE) INCOME, NET									(27.9)	(50.0)	(22.7)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									(27.9)	(50.0)	(22.7)
INCOME TAX PROVISION									0	0	1.5
DISCONTINUED OPERATIONS, NET									0	0	0
EQUITY EARNINGS IN AFFILIATES, NET OF TAX									111.6	239.2	143.9
NET INCOME									83.7	189.2	119.7
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS									0	0	0
NET INCOME ATTRIBUTABLE TO ENSCO									83.7	189.2	119.7
Other Non-Guarantor Subsidiaries Of Ensco [Member]
Guarantor Obligations [Line Items]
OPERATING REVENUES									4,642.9	3,997.7	2,671.0
Contract drilling (exclusive of depreciation)									2,210.6	1,869.2	1,311.0
Depreciation									523.9	472.2	355.4
General and administrative									82.8	84.7	106.4
OPERATING INCOME									1,825.6	1,571.6	898.2
OTHER (EXPENSE) INCOME, NET									2.8	0.2	(67.7)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									1,828.4	1,571.8	830.5
INCOME TAX PROVISION									120.2	169.3	71.6
DISCONTINUED OPERATIONS, NET									(24.1)	17.1	(10.7)
EQUITY EARNINGS IN AFFILIATES, NET OF TAX									0	0	0
NET INCOME									1,684.1	1,419.6	748.2
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS									(9.7)	(7.0)	(5.2)
NET INCOME ATTRIBUTABLE TO ENSCO									1,674.4	1,412.6	743.0
Consolidating Adjustments [Member]
Guarantor Obligations [Line Items]
OPERATING REVENUES									(307.4)	(320.1)	(141.8)
Contract drilling (exclusive of depreciation)									(307.4)	(320.1)	(141.8)
Depreciation									0	0	0
General and administrative									0	0	0
OPERATING INCOME									0	0	0
OTHER (EXPENSE) INCOME, NET									0	0	0
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									0	0	0
INCOME TAX PROVISION									0	0	0
DISCONTINUED OPERATIONS, NET									0	0
EQUITY EARNINGS IN AFFILIATES, NET OF TAX									(2,017.9)	(1,858.0)	(1,083.2)
NET INCOME									(2,017.9)	(1,858.0)	(1,083.2)
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS									0	0	0
NET INCOME ATTRIBUTABLE TO ENSCO									$ (2,017.9)	$ (1,858.0)	$ (1,083.2)